Convertible Loans and Shareholder Loans	12 Months Ended
Dec. 31, 2024
Convertible Loans and Shareholder Loans [Abstract]
CONVERTIBLE LOANS AND SHAREHOLDER LOANS

17. CONVERTIBLE LOANS AND SHAREHOLDER LOANS

January 2019 Shareholder Loan

In January 2019, the Company entered into a shareholder loan agreement with an investor for an aggregate principal amount of HK$23.5 million (the “January 2019 Shareholder Loan”). The loan bears interest of 12% per annum and is repayable within 12 months from the issue date. Concurrent with the loan, the Company granted a warrant (“B-2 Warrant”) to the investor for a consideration of HK$1.0 to subscribe for Series B-2 Redeemable Convertible Preferred Shares at an exercise price of US$63.20 per share. The total subscription price for the warrant shall not exceed one-third of the loan, plus any accrued but unpaid interest. The B-2 Warrant will expire on the earlier of: (i) the date of the closing of the first firm commitment, underwritten public offering to the general public of the ordinary shares of the Company where the valuation of the Company is no less than US$400,000,000; or (ii) 23 January 2022.

In September 2019, the Company agreed with the lender to extend the loan to be expired by 25 September 2020, and revised interest to 6% per annum and concurrently granted an additional warrant (“C Warrant”) to the same lender for a consideration of HK$1.0 to subscribe for Series C Redeemable Convertible Preferred Shares at an exercise price of US$57.12 per share (“the first modification”). The total subscription price for the warrant shall not exceed one-third of the loan, plus any accrued but unpaid interest. The C Warrant will expire on the earlier of: (i) the date of the closing of the first firm commitment, underwritten public offering to the general public of the ordinary shares of the Company where the valuation of the Company is no less than US$400,000,000; or (ii) 25 September 2022.

In October 2020, the Company agreed with the lender to extend the loan to be expired by March 2021, and revised interest to 8% per annum (“the second modification”). In addition, the Company revised the exercise price of both B-2 Warrant and C Warrant to US$37.92 per share. Both B-2 Warrant and C Warrant became exercisable at the time on the earlier of: (i) the consummation of a qualified IPO; and (ii) 25 September 2023.

In February 2021, the Company repaid HK$7.8 million and in March 2021, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; and (ii) September 25, 2021. The interest of the outstanding amount of the loan remains at 8% per annum (“the third modification”).

In September 2021, the Company agreed with the lender to extend the loan to be expired on the earlier of (i) the consummation of a qualified IPO; and (ii) April 2022. The interest remains at 8% per annum. Concurrently the Company granted additional warrants (“Class A OS Warrant”) to the same lender for a consideration of HK$1.0 to subscribe for the new Class A Ordinary Shares at an exercise price of US$10.64 per share. The total subscription price for the Class A Ordinary Shares shall not exceed US$2,405,964. At the same time, the B-2 & C Warrant issued to the lender were cancelled. The Class A OS Warrant will expire on 25 September 2023 (“the fourth modification”).

The warrants are legally detachable and separately exercisable for underlying Redeemable Convertible Preferred Shares that are contingently redeemable and therefore are considered a freestanding financial liability under ASC 480. The Class A OS Warrant are legally detachable and separately exercisable for variable number of the Company’s equity shares and therefore are considered a freestanding financial liability under ASC 480. The warrants are initially measured and recognized at its fair value and also subsequently measured at fair value with changes in fair value recognized in “changes in fair value of financial instruments” in the consolidated statements of operations and comprehensive loss.

The Company assessed whether there were substantial changes of terms of the January 2019 Shareholder Loan. If the terms are substantially different, the modification is accounted for as a debt extinguishment. Otherwise, it is accounted for as a modification. In order to determine whether the terms are substantially different upon each modification, the Company compared whether the present value of the cash flows under the terms of the modified debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original debt instrument. If the terms of a non-convertible debt instrument are modified and the cash flow effect on a present value basis is less than 10 percent, the debt instruments are not considered to be substantially different. The calculation of the present value of the cash flows of the new debt instruments included all cash flows specified by the terms of the new debt instruments plus any amounts paid by the Company. Those amounts paid by the Company were the fair value of new warrants issued in the first modification, the incremental fair value resulted from the revision of the warrant terms in the second modification, nil in the third modification and the excess of the fair value of Class A OS Warrant issued, over the fair value of the B-2 & C Warrants cancelled, in the fourth modification.

Based on the above assessment, it was determined that there was no substantial change of terms in the first modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount after deducting the fair value of the newly issued C Warrant and the revised cash flow under the term of the modified debt instrument.

For the second modification, it was determined that there was substantial change of terms and extinguishment accounting was applied. The excess of the reacquisition price of debt, being the fair value of the new debt instruments and the incremental fair value of RMB2.9 million (US$0.5 million) of the warrants resulted from the revision of the exercise price, over the net carrying amount of the extinguished debt was recognized as losses upon the extinguishment.

It was determined that there was no substantial change of terms in the third modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount and the revised cash flow under the term of the modified debt instrument.

For the fourth modification, it was determined that there was substantial change of terms and extinguishment accounting was applied. The excess of the reacquisition price of debt, being the fair value of the new debt instruments and the incremental fair value of RMB5.9 million (US$0.9 million) of the issuance of Class A OS Warrant, over the net carrying amount of the extinguished debt and the derecognition of the B-2 & C Warrant was recognized as losses upon the extinguishment in 2021.

In April 2022, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; (ii) the date falling fourteen (14) business days after receiving a repayment notice. At any time after the Company has received a new round of financing of not less than US$20.0 million, the lender may elect to request the Company for repayment of the indebtedness; and (iii) October 25, 2022. The interest of the outstanding amount of the loan remains at 8% per annum (“the fifth modification”).

In October 2022, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; (ii) the date falling fourteen (14) business days after receiving a repayment notice. At any time after the Company has received a new round of financing of not less than US$20.0 million, the lender may elect to request the Company for repayment of the indebtedness; and (iii) October 25, 2023. The interest of the outstanding amount of the loan remains at 8% per annum (“the sixth modification”).

It was determined that there was no substantial change of terms in the fifth and sixth modifications and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount and the revised cash flow under the term of the modified debt instrument. The balance as of December 31, 2023 and 2024 was RMB14,227,340 and RMB14,538,200, respectively.

As the Class A OS Warrant has not been exercised by 25 September 2023, the Class A OS Warrant expired on 25 September 2023.

November 2020 Shareholder Loan

In November 2020, the Company borrowed US$ denominated loans of US$0.7 million from one of the shareholders. The loans bear interest of 8% per annum. Upon the closing of the Series C-1 round of the Company, the lenders may at any time elect to request the Company for repayment of the loan and accrued interest. No payment was made before December 31, 2024, it was recorded as current liability at amortized cost and the balance as of December 31, 2023 and 2024 was RMB4,957,890 and RMB5,031,880, respectively.

February 2021 Shareholders Loan

In connection with the C-1 financing completed in February 2021, the Company issued certain shareholders’ loans to related investors. These loans bear a fixed interest rate of 8.0% per annum and are repayable within one year. In May 2022, the related investors except one investor, signed loan extension agreements with the Company that the repayment date shall be extended to January 1, 2024.

In June 2023, the related investors except three investors signed loan extension agreements with the Company that the repayment date shall be extended to January 1, 2025, The Company recorded February 2021 Shareholders Loan at amortized cost with the balances of RMB6,891,043 in current liabilities, and the balances of RMB56,928,815 in non-current liabilities as of December 31, 2023. The balance as of December 31, 2024 was RMB64,772,782.

August 2021 Convertible Loan

In August 2021, the Company entered into a convertible loan agreement with a new lender for a total principal amount of RMB12.0 million (US$1.9 million) (“the August 2021 Convertible Loan”). The repayment date falls on 12 months from the date of the August 2021 Convertible Loan agreement, provided, that if a proposed financing has not occurred within 12 months from the date of the August 2021 Convertible Loan, the parties hereby agree that the repayment date shall be extended by 3 months. Interest rate is 0% per annum. Loan conversion shall take place automatically on or immediately before the date of listing of the qualified IPO. The conversion price is US$19.84 per share, or a price per share that equals to US$300,000,000 divided by the Company’s total number of shares immediately before Qualified IPO calculated on fully diluted basis, whichever is lower.

In August 2022, the Company renewed the August 2021 Convertible Loan agreement and also revised certain terms. Based on the revised terms, the repayment date is August 30, 2023 or an earlier date if agreed by both parties. Interest rate is 0% per annum. Loan conversion shall take place automatically on or immediately before the date of listing of the qualified IPO. The conversion price is US$11.68 per share, or a price per share that equals to US$210 million divided by the Company’s total number of shares immediately before Qualified IPO calculated on fully diluted basis, or a price per share that equals to 80% of the price per share of Qualified IPO, whichever is lower.

The Company assessed whether there were substantial changes of terms of the August 2021 Convertible Loan. If the terms are substantially different, the modification is accounted for as a debt extinguishment. Otherwise, it is accounted for as a modification. In order to determine whether the terms are substantially different upon each modification, the Company compared whether the present value of the cash flows under the terms of the modified debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original debt instrument. If the terms of a non-convertible debt instrument are modified and the cash flow effect on a present value basis is less than 10 percent, the debt instruments are not considered to be substantially different. The calculation of the present value of the cash flows of the new debt instruments included all cash flows specified by the terms of the new debt instruments plus any amounts paid by the Company.

Based on the above assessment, it was determined that there was no substantial change of terms in the modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount after deducting the revised cash flow under the term of the modified debt instrument.

As the embedded conversion features are underlying ordinary shares of a private company and could not be publicly traded or readily convertible into cash, the embedded conversion feature is not an embedded derivative and does not require bifurcation.

The Company further evaluated the embedded contingent redemption feature and concluded that it is not required to be bifurcated because it is considered to be clearly and closely related to the debt host, as the loans were not issued at a substantial discount or premium and are redeemable at par. There were no other embedded derivatives that are required to be bifurcated.

In June 2023, the Company further extended the repayment date of the August 2021 Convertible Loan to January 1, 2025, or an earlier date if agreed by both parties. Other terms remained the same.

It was determined that there was no substantial change of terms for this modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount after deducting the revised cash flow under the term of the modified debt instrument.

In November 2023, in connection with the completion of the IPO, which is not the qualified IPO according to the original term of the August 2021 Convertible Loan, the holder agreed with the Company to convert part of the loan with the carrying amount of RMB8.5 million into 340,365 class A ordinary shares at the conversion price of US$3.5 per share. The Company applied the debt extinguishment guidance, recognized the fair value of Class A ordinary shares and derecognized the carrying value of the August 2021 Convertible Loan of RMB8.5 million, resulting in an extinguishment loss of RMB 4.0 million (note 22).

As of December 31, 2023, the remaining outstanding August 2021 Convertible Loan of RMB3.5 million was recorded as non-current liability at amortized cost. As of December 31, 2024, the remaining outstanding August 2021 Convertible Loan of RMB3.5 million was recorded as current liability at amortized cost.

May 2022 Convertible Loan

In May 2022, the Company entered into a convertible loan agreement with a new lender for a total principal amount of RMB3.5 million (US$0.5 million) (“the May 2022 Convertible Loan”). The repayment date falls on 12 months from the date of the May 2022 Convertible Loan agreement, provided, that if a Qualified IPO has not occurred within 12 months from the date of the May 2022 Convertible Loan, the parties hereby agree that the repayment date shall be extended by 3 months. Interest rate is 0% per annum. The Company, at its discretion shall issue the conversion shares to the lender at the conversion price on the date of listing of the qualified IPO. The conversion price is US$13.5552 per share.

As the embedded conversion features are underlying ordinary shares of a private company and could not be publicly traded or readily convertible into cash, the embedded conversion feature is not an embedded derivative and does not require bifurcation.

The Company further evaluated the embedded contingent redemption feature and concluded that it is not required to be bifurcated because it is considered to be clearly and closely related to the debt host, as the loans were not issued at a substantial discount or premium and are redeemable at par. There were no other embedded derivatives that are required to be bifurcated.

As of December 31, 2023, the May 2022 Convertible Loan was recorded as current liability at amortized cost with a balance of RMB3,541,350. As of December 31, 2024, the May 2022 Convertible Loan has been reclassified to other payables due to maturity.

August 2022 Convertible Loan

In August 2022, the Company entered into a convertible loan agreement with a new lender for a total principal amount of RMB3.5 million (US$0.5 million) (“the August 2022 Convertible Loan”). Interest rate is 8% per annum of the August 2022 Convertible Loan and its maturity date is the third anniversary of the issuance date. The Company may not prepay the Loan prior to the maturity date. The August 2022 Convertible Loan shall be repayable on demand upon the occurrence of any of the following: (1) a Qualified IPO has not taken place prior to the maturity date; or (2) the Company’s total revenue for the year ending December 31, 2023 as shown on its audited consolidated financial statements for the same period being less than RMB900 million.

Loan conversion shall take place on the date of the corporate transaction conversion date or listing of the qualified IPO. The conversion price is US$11.68 per share, or a price per share that equals to the product of X multiplied by 90% (where “X” equals US$210 million divided by the Company’s total number of shares immediately before Qualified IPO calculated on fully diluted basis), or a price per share that equals to 90% of the price per share of any Initial Public Offering that is not a Qualified IPO, or a price per share that equals to the implied price per share of any corporate transaction (other than an Initial Public Offering that is not a Qualified IPO), whichever is lower.

The Company elected to record the August 2022 Convertible Loan at fair value. As of December 31, 2023, the August 2022 Convertible Loan was classified as current, as the Company’s total revenue for the year ended December 31, 2023 was less than RMB900 million.

In May 2024, the holder agreed with the Company to convert the loan with the principal plus interest of RMB4.1 million into 111,704 class A ordinary shares at the conversion price of US$5.1 per share.

December 2022 Convertible Loan

In December 2022, the Company entered into a convertible loan agreement with a new lender for a total principal amount of RMB7.0 million (US$1.0 million) (“the December 2022 Convertible Loan”). Interest rate is 8% per annum of the December 2022 Convertible Loan and its maturity date is the first anniversary of the issuance date. The Company may not prepay the Loan prior to the maturity date. The December 2022 Convertible Loan shall be repayable by the lender within 3 business days of the date of written demand from the lender, if (1) the Company terminates the IPO process in the US market (including but not limited to the Nasdaq Global Market System (“Nasdaq”) or the New York Stock Exchange (“NYSE”)) or (2) the Company engages any sponsors or underwriters for an IPO on Stock Exchange of Hong Kong Limited (“SEHK”) on or prior to the maturity date. In case the Qualified IPO has not completed before March 31, 2023, the lender shall have the right but not the obligation to extend the maturity of the December 2022 Convertible Loan in increment of calendar day after the first anniversary of the maturity date, for up to the number of days between the actual date of completion of the Qualified IPO and March 31, 2023.

Loan conversion shall take place on the date of the corporate transaction conversion date or listing of the qualified IPO. The conversion price is US$11.68 per share, or a price per share that equals to the product of X multiplied by 90% (where “X” equals US$210.0 million divided by the Company’s total number of shares immediately before Qualified IPO calculated on fully diluted basis, or a price per share that equals to 90% of the price per share of any Initial Public Offering that is not a Qualified IPO, or a price per share that equals to the implied price per share of any corporate transaction (other than an Initial Public Offering that is not a Qualified IPO), whichever is lower.

As of December 31, 2023, The Company elected to record the December 2022 Convertible Loan at fair value with a balance of RMB6,354,057. As of December 31, 2024, the May 2022 Convertible Loan has been reclassified to other payables due to maturity.

December 2022 Shareholder Loan

In October 2022, the Company entered into a loan agreement of US$2.0 million with one of the shareholders. The loans bear interest of 8% per annum. The Company obtained the facility in December 2022. The repayment date is the earlier of (1) the consummation of a Qualified IPO and (2) January 22, 2024. The Company shall repay in full the loan, together with any amounts which may become due or outstanding hereunder on the repayment date. It was recorded as non-current liability at amortized cost and the balance as of December 31, 2022 was RMB13,929,200.

In December 2023, the Company repaid the December 2022 Shareholder Loan.

May & June 2023 Convertible Loans

In May and June 2023, the Company entered into a number of convertible loan agreements with its employees and certain individuals (“the Lenders”) for the aggregate principal amount of RMB6.1 million and HK$0.9 million (equivalent to RMB0.8 million) (“the 2023 Convertible Loans”). Interest rates range between 12% – 17.29% per annum and maturity dates are either the first or the third anniversary from the issuance date. The Company may not prepay the 2023 Convertible Loans prior to the maturity date.

Loan conversion shall take place on the date of the corporate transaction or the qualified Initial Public Offering, which is a public offering to the general public of the ordinary shares listed on a qualified exchange results in the pre-money market capitalization of the Company being no less than US$210,000,000 (“QIPO”). In the event of a QIPO, the total outstanding principal balance of the convertible loan (plus accrued and unpaid interest) shall automatically convert in whole without any further action by the Lenders into ordinary shares at the conversion price (the “Qualified IPO Conversion”) on or immediately before the date of listing of the Qualified IPO (the “QIPO Conversion Date”). The conversion price is a price per share that equals to 60% of the price per share of any IPO that is not a QIPO, or a price per share that equals to the implied price per share of any corporate transaction and a QIPO, whichever is lower.

The Company elected to record the May&June 2023 Convertible Loans at fair value.

As the IPO completed in November 2023 is not a QIPO as defined by the original loan agreements, all Lenders except three converted their loans with the principal plus interest of RMB2.7 million and HK$0.9 million (equivalent to RMB0.8 million) into 148,520 class A ordinary shares at the conversion price of US$3.4 per share. The Company applied the debt extinguishment guidance, recognized the fair value of Class A ordinary shares and derecognized the carrying value of the May&June 2023 Convertible Loans of RMB6.0 million (US$0.8 million), which resulted in an extinguishment loss of RMB0.03 million (US$0.005 million) (note 22).

As of December 31, 2023, RMB2,453,738 due to one lender was recorded as current liability at fair value, and it has been reclassified to other payables due to maturity as of December 31, 2024.

As of December 31, 2023 and 2024, RMB1,424,552 due to two lenders was recorded as non-current liability at fair value, respectively.

August 2023 Convertible Loans

In August 2023, the Company entered into convertible loan agreements with an employee and an individual for the aggregate principal amount of RMB0.8 million (“the August 2023 Convertible Loans”). Interest rate is 12% per annum and maturity dates are the third anniversary from the issuance date. The Company may not prepay the August 2023 Convertible Loans prior to the maturity date.

Loan conversion shall take place on the date of the corporate transaction or the QIPO. In the event of a QIPO, the total outstanding principal balance of the convertible loan (plus accrued and unpaid interest) shall automatically convert in whole without any further action by the Lenders into ordinary shares at the conversion price (the “Qualified IPO Conversion”) on or immediately before the date of listing of the Qualified IPO (the “QIPO Conversion Date”). The conversion price for employee is a price per share that equals to 60% of the price per share of any IPO that is not a QIPO, or a price per share that equals to the implied price per share of any corporate transaction and a QIPO, whichever is lower. The conversion price for individual is a price per share that equals to 70% of the price per share of any IPO that is not a QIPO, or a price per share that equals to the implied price per share of any corporate transaction and a QIPO, whichever is lower.

The Company elected to record the August 2023 Convertible Loans at fair value.

In November 2023, in connection with the completion of the IPO, which is not the qualified IPO according to the original term of the August 2023 Convertible Loans, the employee converted the loan with the principal plus accrued interest of RMB0.3 million into 12,616 class A ordinary shares at the conversion price of US$3.4 per share, the individual converted the loan with the principal plus accrued interest of RMB0.5 million into 18,029 class A ordinary shares at the conversion price of US$3.97 per share. The Company applied the debt extinguishment guidance, recognized the fair value of Class A ordinary shares and derecognized the carrying value of the August 2023 Convertible Loans (note 22).

November 2023 Shareholder Loan

In November 2023, the Company entered into loan agreements of US$750,000 with two of the shareholders (“the Lender”). The drawdown fee of an amount equal to 2% of the loan drawdown under the facility shall be payable by the Company to the Lender, which shall be payable within upon the repayment date. The repayment date is the earlier of (1) the date of issue of the repayment Notice, and (2) the date falling not more than 14 days after the drawdown date. The Company shall repay in full the loan, together with any amounts which may become due or outstanding hereunder on the repayment date. It was recorded as current liability at amortized cost. The Company obtained and repaid the facility in November 2023.

August & October 2024 Convertible Loans

In August and October 2024, the Company entered into a number of convertible loan agreements with certain individuals (“the Lenders”) for the aggregate principal amount of RMB10.6 million. Interest rates was 8% per annum and maturity dates are the second anniversary from the withdrawn date.

Loan conversion shall take place on the date of the corporate transaction. The conversion price is a price per share that equals to 70% of the average closing price of the Company’s shares over the 5 trading days preceding the conversion date, or a price per share of USD0.3, whichever is lower.

The Company elected to record the August & October 2024 Convertible Loans at fair value.

In December 2024, all Lenders converted their loans with the principal plus interest of RMB10.8 million into 7,035,501 class A ordinary shares at the conversion price ranging from US$1.9 to US$2.2 per share.

December 2024 Convertible Loans

In December 2024, the Company entered into a number of convertible loan agreements with certain individuals (“the Lenders”) for the aggregate principal amount of RMB8.7 million. Interest rates was 8% per annum and maturity dates are the second anniversary from the withdrawn date.

Loan conversion shall take place on the date of the corporate transaction. The conversion price is a price per share that equals to 70% of the average closing price of the Company’s shares over the 5 trading days preceding the conversion date, or a price per share of USD0.12, whichever is lower.

The Company elected to record the December 2024 Convertible Loans at fair value. The balance as of December 31, 2024 was RMB8,651,529.

As of December 31, 2023 and 2024, the balances of convertible loans and shareholder loans measured at amortized cost and fair value respectively, were summarized as below:

	As of December 31,
	At amortized cost		At fair value
	2023	2024	2023	2024
	RMB	RMB	RMB	RMB
Current:
January 2019 Shareholder Loan	14,301,310	14,538,200	—	—
November 2020 Shareholder Loan	4,957,890	5,031,880	—	—
February 2021 Shareholder Loan	6,891,043	64,772,782	—	—
Subtotal	26,150,243	84,342,862	—	—

May 2022 Convertible Loan	3,541,350	—	—	—
August 2022 Convertible Loan(i)			3,919,092
August 2021 Convertible Loan		3,500,000	—
May & June 2023 Convertible Loan(ii)	—	—	2,453,738	—
Subtotal	3,541,350	3,500,000	6,372,830	—
Total	29,691,593	87,842,862	6,372,830	—

Non-current:
February 2021 Shareholders Loan	56,928,815	—	—	—
Subtotal	56,928,815	—	—	—

August 2021 Convertible Loan	3,500,000	—	—	—
December 2022 Convertible Loan(iii)	—	—	6,895,363	—
May & June 2023 Convertible Loans(ii)	—	—	1,068,651	1,424,552
December 2024 Convertible Loan(iv)	—	—	—	8,651,529
Subtotal	3,500,000	—	7,964,014	10,076,081
Total	60,428,815	—	7,964,014	10,076,081
(i)	The aggregate unpaid principal balances of August 2022 Convertible Loan which was recorded at fair value option was RMB3,541,350 (US$500,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB377,742 (US$53,333) and nil as of December 31, 2023 and 2024, respectively.
(ii)	The aggregate unpaid principal balances of May & June 2023 Convertible Loans which was recorded at fair value option was RMB3,741,553 (US$518,211) and RMB1,169,693 (US$162,720) as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB72,981 (US$10,304) and RMB254,858 (US$35,454) as of December 31, 2023 and 2024, respectively.
(iii)	The aggregate unpaid principal balances of December 2022 Convertible Loan which was recorded at fair value option was RMB7,082,700 (US$1,000,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over and under the aggregate unpaid principal balance was RMB187,337 (US$26,450) and nil as of December 31, 2023 and 2024, respectively.
(iv)	The aggregate unpaid principal balances of December 2024 Convertible Loans which was recorded at fair value option was RMB8,678,280 (US$1,207,262) as of December 31, 2024. The amount of the fair value carrying amount under the aggregate unpaid principal balance was RMB26,751 (US$3,665) as of December 31, 2024.